Amplify Transformational Data Sharing ETF
Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 94.5%
Banks - 6.5%
Customers Bancorp, Inc. (a)	404,376	$16,975,704
DBS Group Holdings Ltd.	273,514	7,046,881
NU Holdings Ltd. - Class A (a)	1,816,358	14,458,210
		38,480,795
Consumer Discretionary Distribution - 6.5%
Alibaba Group Holding Ltd. - ADR (a)	56,823	5,805,038
MercadoLibre, Inc. (a)	4,388	5,432,563
Overstock.com, Inc. (a)	748,675	27,304,177
		38,541,778
Consumer Staples Distribution - 0.6%
Walmart, Inc.	22,383	3,578,146
Financial Services - 27.5%
Block, Inc. (a)	246,940	19,886,078
CME Group, Inc.	72,747	14,473,743
Coinbase Global, Inc. - Class A (a) (b)	294,021	28,993,411
Franklin Resources, Inc.	186,430	5,451,213
Galaxy Digital Holdings Ltd. (a) (b)	4,601,708	22,578,433
Mastercard, Inc. - Class A	19,828	7,817,784
Mogo, Inc. (a) (b) (c)	4,361,566	3,192,666
PayPal Holdings, Inc. (a)	218,411	16,559,922
Robinhood Markets, Inc. - Class A (a)	411,930	5,297,420
SBI Holdings, Inc.	981,336	20,690,383
Visa, Inc. - Class A	28,670	6,815,719
WisdomTree, Inc.	1,602,885	11,156,080
		162,912,852
Media & Entertainment - 2.7%
ROBLOX Corp. - Class A (a)	196,526	7,713,646
Z Holdings Corp.	2,903,330	8,077,447
		15,791,093
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	86,804	9,930,378
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	88,028	8,727,976
		18,658,354
Software & Services - 43.9%
Accenture PLC - Class A	61,069	19,319,178
BIGG Digital Assets, Inc. (a) (b)	4,517,929	1,233,424
Bitfarms Ltd. (a) (b)	4,126,509	7,716,572
Bitfarms Ltd. (a)	8,291,043	15,278,682
Cleanspark, Inc. (a)	3,894,044	23,403,205
Digital Garage, Inc.	458,872	13,337,333
GMO internet group, Inc.	1,035,172	20,522,986
Hive Blockchain Technologies Ltd. (a) (b)	979,609	5,304,219
Hive Digital Technologies Ltd. (a) (b)	2,825,308	15,313,169
Hut 8 Mining Corp. (a) (b)	6,295,031	22,389,334
International Business Machines Corp.	116,311	16,769,720
Marathon Digital Holdings, Inc. (a) (b)	1,688,706	29,332,823
MicroStrategy, Inc. (a)	67,464	29,541,136
Oracle Corp.	66,225	7,763,557
Riot Platforms, Inc. (a)	1,451,349	26,878,984
Wipro Ltd. - ADR	1,200,000	5,868,000
		259,972,322
Technology Hardware & Equipment - 3.7%
Canaan, Inc. - ADR (a) (b)	2,921,689	9,290,971
Cisco Systems, Inc.	83,412	4,340,761
CompoSecure, Inc. (a) (b)	1,079,096	8,006,892
		21,638,624
Total Common Stocks (Cost $768,316,962)		559,573,964
	Par Value
CONVERTIBLE BONDS - 1.2%
Core Scientific, Inc. 4.000% Cash and 6.000% PIK, 04/19/2025 (c) (d) (e)	$28,320,319	7,238,674
Total Convertible Bonds (Cost $28,310,456)		7,238,674

CORPORATE BONDS - 0.3%
MicroStrategy, Inc. 6.125%, 06/15/2028 (a) (b) (f)	2,000,000	1,792,528
Total Corporate Bonds (Cost $1,543,941)		1,792,528
	Shares
Exchange Traded Funds - 3.5%
3IQ COINSHARES BITCOIN ETF (a) (b) (c)	589,508	2,806,058
Bitcoin ETF (a) (c)	193,701	2,068,727
CI Galaxy Bitcoin ETF (a)	1,127,653	6,168,262
Purpose Bitcoin ETF (a) (c)	1,785,559	9,534,885
Total Exchange Traded Funds (Cost $31,359,376)		20,577,932

MONEY MARKET FUNDS - 0.4%
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (g)	2,502,909	2,502,909
Total Money Market Funds (Cost $2,502,909)		2,502,909

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.0%
First American Government Obligations Fund - Class X - 5.18% (g)	88,896,534	88,896,534
Total Investments Purchased with Proceeds from Securities Lending (Cost $88,896,534)		88,896,534
Total Investments - 114.9%
(Cost $920,930,178)		$680,582,541

Percentages are based on Net Assets of $592,163,327.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2023. Total value of securities out on loan is $87,429,426 or 14.8% of net assets.
(c)	Illiquid security. At July 31, 2023, the value of these securities amounted to $24,841,010 or 4.2% of net assets.
(d)	The Fund has fair valued this security. Value determined using significant unobservable inputs.
(e)	Restricted. Acquired on September 24, 2021. Item identified as in default as to the payment of interest.
(f)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At July 31, 2023, the value of these securities amounted to $1,792,528 or 0.3% of net assets.

(g)	Seven-day yield as of July 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

	Category
	Investments in Securities
	Assets
	Level 1
	Common Stocks
	Brazil	$ 14,458,210
	Canada	70,428,066
	China	15,096,009
	India	5,868,000
	Ireland	19,319,178
	Japan	62,628,150
	Singapore	7,046,880
	Taiwan	8,727,976
	Uruguay	5,432,563
	United States	350,568,932
	Exchange Traded Funds
	Canada	17,771,874
	Money Market Funds
	United States	2,502,909
	Investments Purchased with Proceeds from Securities Lending
	United States	88,896,534
	Total Level 1	668,745,281
	Level 2
	Corporate Bonds
	United States	1,792,528
	Exchange Traded Funds
	Canada	2,806,058
	Total Level 2	4,598,586
	Level 3
	Convertible Bonds
	United States	7,238,674
	Total Level 3	7,238,674
	Total	$680,582,541

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2023, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

BLOK	Balance as of 10/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/Acquisition	Sales	Corporate Action	Transfers In/ Out of Level 3	Balance as of 07/31/2023	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 01/31/2023
Convertible Bonds	$8,496,096	$-	$(1,257,422)	$-	$-	$-	$-	$7,238,674	$(1,257,422)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BLOK			Fair Value as of 07/31/2023	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Convertible Bonds			$7,238,674	Sum of the Parts	Discount Rate Probability of Recovery	N/A/16.219% N/A/30%	Decrease Increase

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.